Deferred Tax and Income Tax (Details) - Schedule of Net Deferred Tax Liabilities - Net deferred tax liabilities [Member] - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Deferred tax asset
Tax loss carry-forward	$ 292,267
Total other receivables	292,267
Deferred tax liability
Customer relationship	1,346,374
Other tax liabilities	17,700
Total deferred tax liability	1,364,074
Net deferred tax liability	$ 1,071,807